Redeemable Convertible Preferred Stock (Details 1)	5 Months Ended
Dec. 31, 2016 USD ($)
Derivatives, Fair Value [Line Items]
Beginning as of November 4, 2016 (Closing)	$ 138,562
Decrease of fair value	(1,385)
Ending balance as of December 31, 2016	$ 137,177